Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Pension Plan Participants
PENSION PLAN PARTICIPANTS

		Principal	Other
		pension	pension
December 31, 2014	Total	plans	plans

Active employees	117,000	86,000	31,000
Vested former employees	225,000	179,000	46,000
Retirees and beneficiaries	267,000	232,000	35,000
Total	609,000	497,000	112,000

Cost of Postretirement Benefit Plans
COST OF PENSION PLANS

	Total			Principal pension plans				Other pension plans
(In millions)	2014	2013	2012	2014		2013	2012	2014	2013	2012

Service cost for benefits earned	$1,608	$1,970	$1,779	$1,205		$1,535	$1,387	$403	$435	$392
Prior service cost amortization	220	253	287	214		246	279	6	7	8
Expected return on plan assets	(3,979)	(4,163)	(4,394)	(3,190)		(3,500)	(3,768)	(789)	(663)	(626)
Interest cost on benefit obligations	3,332	2,983	2,993	2,745		2,460	2,479	587	523	514
Net actuarial loss amortization	2,770	4,007	3,701	2,565		3,664	3,421	205	343	280
Curtailment loss	65	-	-	65	(a)	-	-	-	-	-
Pension plans cost	$4,016	$5,050	$4,366	$3,604		$4,405	$3,798	$412	$645	$568

(a) Loss resulting from our agreement with Electrolux to sell the GE Appliances business.

Actuarial Assumptions
	Principal pension plans				Other pension plans (weighted average)
December 31	2014	2013	2012	2011	2014	2013	2012	2011

Discount rate	4.02%	4.85%	3.96%	4.21%	3.53%	4.39%	3.92%	4.42%
Compensation increases	4.10	4.00	3.90	3.75	3.60	3.76	3.30	4.31
Expected return on assets	7.50	7.50	8.00	8.00	6.95	6.92	6.82	7.09

Accumulated Benefit Obligation
PROJECTED BENEFIT OBLIGATION

	Principal pension plans				Other pension plans
(In millions)	2014		2013		2014		2013

Balance at January 1	$58,113		$63,502		$13,535		$13,584
Service cost for benefits earned	1,205		1,535		403		435
Interest cost on benefit obligations	2,745		2,460		587		523
Participant contributions	153		156		9		14
Plan amendments	-		-		(29)		11
Actuarial loss (gain)	11,718	(a)	(6,406)	(b)	2,170	(b)	(575)	(b)
Benefits paid	(3,199)		(3,134)		(493)		(477)
Acquisitions (dispositions) / other - net	-		-		48		46
Exchange rate adjustments	-		-		(641)		(26)
Balance at December 31(c)	$70,735		$58,113		$15,589		$13,535

  Principally associated with discount rate and mortality assumption changes.
  Principally associated with discount rate changes.
  The PBO for the GE Supplementary Pension Plan, which is an unfunded plan, was $6,632 million and $5,162 million at year-end 2014 and 2013, respectively.

ACCUMULATED BENEFIT OBLIGATION

December 31 (In millions)	2014	2013

GE Pension Plan	$61,631	$50,967
GE Supplementary Pension Plan	5,070	3,946
Other pension plans	14,790	12,629

Plans With Assets Less Than ABO
PLANS WITH ASSETS LESS THAN ABO

December 31 (In millions)	2014	2013

Funded plans with assets less than ABO
Plan assets	$53,126	$57,430
Accumulated benefit obligations	67,676	60,715
Projected benefit obligations	70,354	63,532
Unfunded plans(a)
Accumulated benefit obligations	6,719	5,243
Projected benefit obligations	8,342	6,512

(a) Primarily related to the GE Supplementary Pension Plan.

Fair Value of Plan Assets
FAIR VALUE OF PLAN ASSETS

	Principal pension plans		Other pension plans
(In millions)	2014	2013	2014	2013

Balance at January 1	$48,297	$44,738	$11,059	$9,702
Actual gain on plan assets	2,793	6,312	1,537	1,212
Employer contributions	236	225	726	673
Participant contributions	153	156	9	14
Benefits paid	(3,199)	(3,134)	(493)	(477)
Acquisitions (dispositions) / other - net	-	-	-	(31)
Exchange rate adjustments	-	-	(452)	(34)
Balance at December 31	$48,280	$48,297	$12,386	$11,059

Asset Allocation
ASSET ALLOCATION

					Other pension plans
	Principal pension plans				(weighted average)
	2014		2014		2014	2014
	Target		Actual		Target	Actual
	allocation		allocation		allocation	allocation

Equity securities(a)	17 - 57	% (b)	45	% (c)	39%	48%
Debt securities (including cash equivalents)	13 - 53		31		35	38
Private equities	8 - 18		11		7	2
Real estate	2 - 12		7		9	6
Other investments(d)	3 - 13		6		10	6

  Includes investment funds that primarily hold this type of asset.
  Target equally divided between U.S. equity securities and non-U.S. equity securities.
  Actual allocations were 25% for U.S. equity securities and 20% for non-U.S. equity securities.
  Substantially all represented hedge fund investments.

Pension Plan Investments Measured at Fair Value
(In millions)	Level 1	Level 2	Level 3	Total

December 31, 2014

Equity securities
U.S. equity securities(a)	$11,493	$1,463	$-	$12,956
Non-U.S. equity securities(a)	7,021	2,132	-	9,153
Debt securities
Fixed income and cash investment funds	245	4,255	-	4,500
U.S. corporate(b)	-	5,153	2	5,155
Residential mortgage-backed	-	1,118	1	1,119
Non-U.S. Corporate	-	1,097	3	1,100
U.S. government and federal agency	-	2,468	-	2,468
Other debt securities(c)	-	1,042	-	1,042
Private equities(a)	-	32	5,217	5,249
Real estate(a)	-	-	3,129	3,129
Other investments(d)	-	70	2,248	2,318
Total investments	$18,759	$18,830	$10,600	$48,189
Other(e)				91
Total assets				$48,280

December 31, 2013

Equity securities
U.S. equity securities(a)	$11,067	$1,568	$-	$12,635
Non-U.S. equity securities(a)	7,832	1,292	-	9,124
Debt securities
Fixed income and cash investment funds	-	2,078	-	2,078
U.S. corporate(b)	-	4,555	-	4,555
Residential mortgage-backed	-	1,093	-	1,093
Non-U.S. Corporate	-	1,269	-	1,269
U.S. government and federal agency	-	5,253	-	5,253
Other debt securities(c)	-	1,048	-	1,048
Private equities(a)	-	-	6,269	6,269
Real estate(a)	-	-	3,354	3,354
Other investments(d)	-	169	1,622	1,791
Total investments	$18,899	$18,325	$11,245	$48,469
Other(e)				(172)
Total assets				$48,297

(a) Included direct investments and investment funds.

(b) Primarily represented investment-grade bonds of U.S. issuers from diverse industries.

(c) Primarily represented investments in state and municipal debt, non-U.S. government bonds and commercial mortgage-backed securities.

(d) Substantially all represented hedge fund investments.

(e) Primarily represented net unsettled transactions related investment activity and cash balances.

Changes in Level 3 Investments
CHANGES IN LEVEL 3 INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2014

						Purchases,	Transfers
						issuances	in and/or
	January 1,	Net realized		Net unrealized		and	out of		December 31,
(In millions)	2014	gains (losses)	(a)	gains (losses)	(a)	settlements	Level 3	(b)	2014

Debt securities	$-	$(9)		$11		$4	$-		$6
Private equities	6,269	592		(54)		(1,565)	(25)		5,217
Real estate	3,354	36		334		(595)	-		3,129
Other investments	1,622	47		86		194	299		2,248
	$11,245	$666		$377		$(1,962)	$274		$10,600

  The realized/unrealized gains (losses) include $899 million related to assets still held and $144 million for assets no longer held.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period.

CHANGES IN LEVEL 3 INVESTMENTS FOR THE YEAR ENDED DECEMBER 31, 2013

						Purchases,	Transfers
						issuances	in and/or
	January 1,	Net realized		Net unrealized		and	out of		December 31,
(In millions)	2013	gains (losses)	(a)	gains (losses)	(a)	settlements	Level 3	(b)	2013

Debt securities	$75	$(7)		$-		$(65)	$(3)		$-
Private equities	6,878	525		588		(1,675)	(47)		6,269
Real estate	3,356	23		330		(355)	-		3,354
Other investments	1,694	(1)		200		(77)	(194)		1,622
	$12,003	$540		$1,118		$(2,172)	$(244)		$11,245

  The realized/unrealized gains (losses) include $1,616 million related to assets still held and $42 million for assets no longer held.
  Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Pension Asset (Liability)
PENSION ASSET (LIABILITY)

	Principal pension plans		Other pension plans
December 31 (In millions)	2014	2013	2014	2013

Funded status(a)(b)	$(22,455)	$(9,816)	$(3,203)	$(2,476)
Pension asset (liability) recorded in the
Statement of Financial Position
Pension asset	$-	$-	$295	$325
Pension liabilities
Due within one year(c)	(190)	(170)	(72)	(67)
Due after one year	(22,265)	(9,646)	(3,426)	(2,734)
Net amount recognized	$(22,455)	$(9,816)	$(3,203)	$(2,476)
Amounts recorded in shareowners’
equity (unamortized)
Prior service cost (credit)	$881	$1,160	$(23)	$9
Net actuarial loss	21,105	11,555	3,533	2,459
Total	$21,986	$12,715	$3,510	$2,468

(a) Fair value of assets less PBO, as shown in the preceding tables.

(b) The GE Pension Plan was underfunded by $15.8 billion and $4.7 billion at December 31, 2014 and 2013, respectively.

(c) For principal pension plans, represents the GE Supplementary Pension Plan liability.

Estimated Future Benefit Payments
ESTIMATED FUTURE BENEFIT PAYMENTS

						2020 -
(In millions)	2015	2016	2017	2018	2019	2024

Principal pension plans	$3,225	$3,300	$3,380	$3,465	$3,560	$19,430
Other pension plans	$505	$510	$520	$530	$540	$2,925

Retiree Benefit Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Cost of Postretirement Benefit Plans
COST OF PRINCIPAL RETIREE BENEFIT PLANS

(In millions)	2014		2013	2012

Service cost for benefits earned	$164		$229	$219
Prior service cost amortization	353		393	518
Expected return on plan assets	(50)		(60)	(73)
Interest cost on benefit obligations	424		410	491
Net actuarial loss (gain) amortization	(150)		(45)	32
Net curtailment/settlement loss (gain)	48	(a)	-	(101)
Retiree benefit plans cost	$789		$927	$1,086

(a) Loss resulting from our agreement with Electrolux to sell the GE Appliances business.

Actuarial Assumptions
December 31	2014	2013		2012		2011

Discount rate	3.89%	4.61	%(a)	3.74	%(a)	4.09	%(a)
Compensation increases	4.10	4.00		3.90		3.75
Expected return on assets	7.00	7.00		7.00		7.00
Initial healthcare trend rate(b)	6.00	6.00		6.50		7.00

  Weighted average discount rates of 4.47%, 3.77%, and 3.94% were used for determination of costs in 2014, 2013 and 2012, respectively.
  For 2014, ultimately declining to 5% for 2030 and thereafter.

Accumulated Benefit Obligation
ACCUMULATED POSTRETIREMENT BENEFIT OBLIGATION (APBO)

(In millions)	2014		2013

Balance at January 1	$9,913		$11,804
Service cost for benefits earned	164		229
Interest cost on benefit obligations	424		410
Participant contributions	52		52
Plan amendments	(586)		-
Actuarial loss (gain)	1,440	(a)	(1,836)	(b)
Benefits paid	(704)		(746)
Balance at December 31(c)	$10,703		$9,913

  Primarily associated with discount rate and mortality assumption changes.
  Primarily associated with discount rate change and lower costs from new healthcare supplier contracts.
  The APBO for the retiree health plans was $8,445 million and $7,626 million at year-end 2014 and 2013, respectively.

Effect of a One Percentage Point Change in Assumed Healthcare Cost Trend Rate
	1%	1%
(In millions)	Increase	Decrease

APBO at December 31, 2014	$977	$(810)
Service and interest cost in 2014	56	(47)

Fair Value of Plan Assets
FAIR VALUE OF PLAN ASSETS

(In millions)	2014	2013

Balance at January 1	$903	$946
Actual gain on plan assets	44	118
Employer contributions	518	533
Participant contributions	52	52
Benefits paid	(704)	(746)
Balance at December 31	$813	$903

Asset Allocation
ASSET ALLOCATION

	2014		2014
	Target		Actual
December 31	allocation		allocation

Equity securities(a)	35 - 75	%(b)	50	%(c)
Debt securities (including cash equivalents)	11 - 46		26
Private equities	0 - 25		13
Real estate	0 - 12		9
Other investments(d)	0 - 10		2

  Includes investment funds that primarily hold this type of asset.
  Target allocations were 18-38% for U.S. equity securities and 17-37% for non-U.S. equity securities.
  Actual allocations were 29% for U.S. equity securities and 21% for non-U.S. equity securities.
  Substantially all represented hedge fund investments.

Pension Asset (Liability)
RETIREE BENEFIT ASSET(LIABILITY)

December 31 (In millions)	2014	2013

Funded status(a)	$(9,890)	$(9,010)
Liability recorded in the Statement of Financial Position
Retiree health plans
Due within one year	$(518)	$(531)
Due after one year	(7,927)	(7,095)
Retiree life plans	(1,445)	(1,384)
Net liability recognized	$(9,890)	$(9,010)
Amounts recorded in shareowners' equity (unamortized)
Prior service cost (credit)	$(24)	$963
Net actuarial gain	(71)	(1,667)
Total	$(95)	$(704)

(a) Fair value of assets less APBO, as shown in the preceding tables.

Estimated Future Benefit Payments
ESTIMATED FUTURE BENEFIT PAYMENTS
						2020 -
(In millions)	2015	2016	2017	2018	2019	2024

	$680	$665	$670	$675	$685	$3,285

Postretirement Benefit Plans
POSTRETIREMENT BENEFIT PLANS

2014 COST OF POSTRETIREMENT BENEFIT PLANS AND CHANGES IN OTHER COMPREHENSIVE INCOME

	Total	Principal	Other	Retiree
	postretirement	pension	pension	benefit
(In millions)	benefit plans	plans	plans	plans

Cost of postretirement benefit plans	$4,805	$3,604	$412	$789
Changes in other comprehensive income
Prior service cost – current year	(615)	-	(29)	(586)
Net actuarial loss – current year(a)	14,843	12,115	1,282	1,446
Net curtailment/settlement	(113)	(65)	-	(48)
Prior service cost amortization	(573)	(214)	(6)	(353)
Net actuarial gain (loss) amortization	(2,620)	(2,565)	(205)	150
Total changes in other comprehensive income	10,922	9,271	1,042	609
Cost of postretirement benefit plans and
changes in other comprehensive income	$15,727	$12,875	$1,454	$1,398

(a) Principally associated with discount rate and mortality assumption changes.